The Lincoln National Life Insurance Company:
              Lincoln Life Flexible Premium Variable Life Account M Lincoln Life Flexible Premium Variable Life Account R Lincoln Life Flexible Premium Variable Life Account S

                          Supplement Dated May 16, 2008
                  To the Prospectus for the following Products:

                Lincoln VULONE 2007     Lincoln Momentum VULONE 2007
                Lincoln SVULONE 2007    Lincoln Momentum SVULONE 2007
                Lincoln VULONE          Lincoln Momentum VULONE
                Lincoln VULONE 2005     Lincoln Momentum VULONE 2005
                Lincoln SVULONE         Lincoln Momentum SVULONE
                Lincoln VULcv IV        Lincoln VULDB IV
                Lincoln SVUL IV         Lincoln Corporate Variable 5
                                        Lincoln Corporate Variable 4
                                        Lincoln CVUL Series III Elite
                                        Lincoln Corporate Commitment VUL


The information in this supplement updates and amends certain information contained in the prospectuses dated May 1, 2008 for the referenced products. Keep this supplement with your prospectus for reference.

The Sub-Account which purchases shares of the LVIP SSgA Emerging Markets 100 Fund (Standard Class) will be available on or about June 2, 2008.